NET FINANCIAL RESULT (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial expenses
Interest on loans, financing and debentures	R$ (3,188,654)	R$ (3,275,618)	R$ (3,358,806)
Premium expenses on early settlements	(260,289)	(391,390)
Amortization of transaction costs	(107,239)	(101,741)	(220,642)
Interest expense on lease liabilities	(560,619)	(486,286)	(275,404)
Amortization of fair value adjustment	(5,543)	(38,826)	1,548
Other	(98,957)	(165,564)	(325,544)
Financial expenses	(4,221,301)	(4,459,425)	(4,178,848)
Financial income
Cash and cash equivalents and marketable securities	205,574	146,930	392,018
Amortization of fair value adjustment on business combination	9,110	95,238	37,412
Other	57,872	85,307	63,816
Financial income	272,556	327,475	493,246
Income from derivative financial instruments
Income	5,582,352	7,283,864	2,711,394
Expenses	(7,180,014)	(16,706,546)	(3,786,646)
Income from derivative financial instruments	(1,597,662)	(9,422,682)	(1,075,252)
Monetary and exchange rate variation, net
Exchange rate variation on loans, financing and debentures	(4,847,320)	(13,365,471)	(1,781,562)
Lease	(194,415)	(601,519)	(19,327)
Other assets and liabilities	1,240,908	1,436,099	(164,038)
Monetary and exchange rate variation, net	(3,800,827)	(12,530,891)	(1,964,927)
Net financial result	(9,347,234)	(26,085,523)	R$ (6,725,781)
Interest costs capitalised	18,624	10,636
Transaction costs for loans and financing	R$ 3,993	R$ 13,782